UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin                New York, NY            2/16/10
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]            [Date]


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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   45
                                               -------------

Form 13F Information Table Value Total:           $5,303,951
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name

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                                                     FORM 13F INFORMATION TABLE


           COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
                                                          VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
-------------------------    ---------------  ---------  --------  ---------------------- ----------  --------- ----   ------- -----
AMAZON COM INC               COM              023135106     281819    2095000  SH            SOLE               2095000     0     0
AMERICAN CAP LTD             COM              02503Y103       1675     686279  SH            SOLE                686279     0     0
APPLE INC                    COM              037833100     292917    1390000  SH            SOLE               1390000     0     0
ARES CAP CORP                COM              04010L103      66608    5350000  SH            SOLE               5350000     0     0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108      31347        316  SH            SOLE                   316     0     0
BLACKROCK INC                COM              09247X101     140481     605000  SH            SOLE                605000     0     0
CME GROUP INC                COM              12572Q105     220390     656000  SH            SOLE                656000     0     0
COVANTA HLDG CORP            COM              22282E102     156698    8662117  SH            SOLE               8662117     0     0
CREDICORP LTD                COM              G2519Y108      69318     900000  SH            SOLE                900000     0     0
CROWN CASTLE INTL CORP       COM              228227104     290994    7453750  SH            SOLE               7453750     0     0
DISCOVERY COMMUNICATNS NEW   COM SER A        25470F104     162858    5310000  SH            SOLE               5310000     0     0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302     111914    4220000  SH            SOLE               4220000     0     0
DOLLAR TREE INC              COM              256746108     127995    2650000  SH            SOLE               2650000     0     0
ECHOSTAR CORP                CL A             278768106      61729    3065000  SH            SOLE               3065000     0     0
EQUINIX INC                  COM NEW          29444U502      35560     335000  SH            SOLE                335000     0     0
EXPRESS SCRIPTS INC          COM              302182100     165494    1915000  SH            SOLE               1915000     0     0
FIRST NIAGARA FINL GP INC    COM              33582V108      29420    2115000  SH            SOLE               2115000     0     0
GREEN MTN COFFEE ROASTERS IN COM              393122106      39106     480000  SH            SOLE                480000     0     0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109      20827     882892  SH            SOLE                882892     0     0
IBERIABANK CORP              COM              450828108      20986     390000  SH            SOLE                390000     0     0
INTEROIL CORP                COM              460951106      40325     525000  SH            SOLE                525000     0     0
ISHARES SILVER TRUST         ISHARES          46428Q109      84332    5099000  SH            SOLE               5099000     0     0
JPMORGAN CHASE & CO          COM              46625H100     359404    8625000  SH            SOLE               8625000     0     0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708      50765    1100000  SH            SOLE               1100000     0     0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100      84795    1835000  SH            SOLE               1835000     0     0
MASTERCARD INC               CL A             57636Q104     111607     436000  SH            SOLE                436000     0     0
MCDONALDS CORP               COM              580135101     240394    3850000  SH            SOLE               3850000     0     0
MICROSOFT CORP               COM              594918104     187300    6145000  SH            SOLE               6145000     0     0
MILLIPORE CORP               COM              601073109     218786    3024000  SH            SOLE               3024000     0     0
MONSANTO CO NEW              COM              61166W101      80319     982500  SH            SOLE                982500     0     0
NETFLIX INC                  COM              64110L106      19519     354309  SH            SOLE                354309     0     0
PENNYMAC MTG INVT TR         COM              70931T103      27213    1584000  SH            SOLE               1584000     0     0
PETROHAWK ENERGY CORP        COM              716495106      71130    2965000  SH            SOLE               2965000     0     0
PFIZER INC                   COM              717081103     208366   11455000  SH            SOLE              11455000     0     0
RANGE RES CORP               COM              75281A109     145562    2920000  SH            SOLE               2920000     0     0
REDWOOD TR INC               COM              758075402      10122     700000  SH            SOLE                700000     0     0
SCHWAB CHARLES CORP NEW      COM              808513105      90054    4785000  SH            SOLE               4785000     0     0
TD AMERITRADE HLDG CORP      COM              87236Y108      51867    2676300  SH            SOLE               2676300     0     0
TERADATA CORP DEL            COM              88076W103      72603    2310000  SH            SOLE               2310000     0     0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209     144383    2570000  SH            SOLE               2570000     0     0
THERMO FISHER SCIENTIFIC INC COM              883556102     205067    4300000  SH            SOLE               4300000     0     0
VISA INC                     COM CL A         92826C839     140435    1605700  SH            SOLE               1605700     0     0
WASHINGTON FED INC           COM              938824109      37713    1950000  SH            SOLE               1950000     0     0
WESTERN UN CO                COM              959802109     231384   12275000  SH            SOLE              12275000     0     0
XINYUAN REAL ESTATE CO LTD   SPONS ADR        98417P105      62370   13952933  SH            SOLE              13952933     0     0



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